SHAREHOLDERS' EQUITY (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended			24 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Common Stock Repurchase Program
Preferred stock, shares authorized	50,000,000	50,000,000			50,000,000		50,000,000	50,000,000		50,000,000
Preferred stock, shares outstanding	0	0			0		0	0		0
Common stock, votes per share		1			1		1
Common stock, shares issued	90,743,000	90,610,000			90,743,000		90,405,000	89,233,000		90,405,000
Period of share repurchase under new share repurchase program										2 years
Shares of common stock repurchased							1,500,000
Aggregate purchase price of shares repurchased							$ 11,700,000	$ 18,200,000
Payment for repurchase of shares		$ 20,000		$ 2,767,000	$ 40,000	$ 6,604,000	$ 12,180,000	$ 18,350,000	$ 262,000
Total Number of Shares Purchased or Withheld
Balance outstanding at the beginning of the period (in shares)	24,819,000	24,816,000		23,303,000	24,816,000	23,303,000	23,303,000
Shares repurchased under the current plan							1,458,000
Shares withheld from restricted stock vesting	2,599	2,845		31,000			55,000	14,901
Balance outstanding at the end of the period (in shares)	24,821,000	24,819,000			24,821,000		24,816,000	23,303,000		24,816,000
Cost of Shares Purchased or Withheld
Balance outstanding at the beginning of the period (in dollars)	$ 176,040,000	$ 176,020,000		$ 163,840,000	$ 176,020,000	$ 163,840,000	$ 163,840,000
Shares repurchased under the current plan (in dollars)	2,599		$ 5,444		11,963	43,129	11,721,000	$ 18,241,000
Shares withheld from restricted stock vesting (in dollars)	20,167	19,743	$ 39,910	$ 300,000	100,000	$ 400,000	459,000	100,000
Balance outstanding at the end of the period (in dollars)	$ 176,060,000	$ 176,040,000			$ 176,060,000		$ 176,020,000	$ 163,840,000		$ 176,020,000
Average Price per Share Purchased or Withheld (Per Share)
Balance outstanding at the beginning of the period (in dollars per share)		$ 7.09		$ 7.03	$ 7.09	$ 7.03	$ 7.03
Shares repurchased under the current plan (in dollars per share)							8.04
Shares withheld from restricted stock vesting (in dollars per share)							8.35
Balance outstanding at the end of the period (in dollars per share)							$ 7.09	$ 7.03		$ 7.09
Maximum
Common Stock Repurchase Program
Authorized repurchase amount							$ 40,000,000			$ 40,000,000